Property, Plant and Equipment (Details) - Schedule of Property, plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	$ 478,208	$ 14,000
Less Accumulated Depreciation	(37,183)	(389)
PROPERTY AND EQUIPMENT – NET	441,025	13,611
Machinery and Equipment [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	337,584
Furniture and Fixtures [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	13,035	14,000
Leasehold Improvements [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	87,500
Vehicles [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	38,864
Land [Member]
PROPERTY AND EQUIPMENT
Property and Equipment, Gross	$ 1,225